FORM N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a)	The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

TEFQX

Firsthand Technology Opportunities Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$165	1.85%

Total Return Based on $10,000 Investment

	Firsthand Technology Opportunities Fund	NASDAQ Composite Index	S&P 500 Index
12/14	10,000	10,000	10,000
12/15	10,428	10,696	10,138
12/16	11,054	11,645	11,351
12/17	17,183	15,096	13,829
12/18	17,923	14,667	13,223
12/19	23,033	20,049	17,386
12/20	45,266	29,055	20,585
12/21	37,711	35,499	26,494
12/22	15,120	23,949	21,696
12/23	16,754	34,640	27,399
12/24	13,066	44,884	34,254

How did the fund perform last year?

For the year ended December 31, 2024, shares of Firsthand Technology Opportunities Fund returned -21.81%. The Fund compares its performance to the Nasdaq Composite Index, which returned 29.57% during the year. The broad market S&P 500 Index returned 25.02% for the period.

What factors affected the Fund's performance?

Stock selection within the technology sector was the primary factor impacting fund performance in 2024. The Fund's underweighting of "Magnificent Seven" stocks was a significant drag on performance relative to the benchmarks. Top contributors within the portfolio included Palantir, Netflix, DocuSign, Kratos Defense & Security Solutions, and monday.com. Bottom contributors within the portfolio included Wolfspeed, Revasum, Chegg, Roku, and Aspen Aerogels.

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Firsthand Technology Opportunities Fund	-21.81%	-10.72%	2.71%
NASDAQ Composite Index	29.57%	17.49%	16.20%
S&P 500 Index	25.02%	14.53%	13.10%

Fund Statistics

  Total Net Assets$41,626,436
  # of Portfolio Holdings34
  Portfolio Turnover Rate14%
  Investment Advisory Fees Paid$694,128

The line graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of December 31, 2024, software and consumer electronics represented the Fund's largest industry weightings.

Industry Weightings

% of Net Assets
Software
49.7
Consumer Electronics
13.4
Internet
12.8
Defense & Aerospace
5.6
Transportation
3.6
Renewable Energy
2.8
Semiconductors
2.7
Networking
2.1
Materials
2.0
Semiconductor Equipment
1.4
Other Industries
1.9
Net Cash
2.0
0%
10%
20%
30%
40%
50%

Value	Value
Net Cash	2.0
Other Industries	1.9
Semiconductor Equipment	1.4
Materials	2.0
Networking	2.1
Semiconductors	2.7
Renewable Energy	2.8
Transportation	3.6
Defense & Aerospace	5.6
Internet	12.8
Consumer Electronics	13.4
Software	49.7

Top 10 Holdings (% of Net Assets)

Palantir Technologies, Inc.,	13.6%
Roku, Inc.	13.4%
Netflix, Inc.	10.7%
DocuSign, Inc.	6.5%
Kratos Defense & Security Solutions, Inc.	4.4%
Palo Alto Networks, Inc.	4.4%
Workday, Inc.,	4.3%
Zscaler, Inc.	4.3%
PagerDuty, Inc.	3.9%
Domo, Inc.,	3.9%

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	48.4%
Large Cap ($5-$25B)	29.8%
Mid Cap ($1-$5B)	9.7%
Small Cap (less than $1B)	9.0%
Micro Cap (less than $250M)	1.0%
Net Cash	2.1%

Country Weightings

Value	Value
Netherlands	1.4
Israel	2.8
United States	95.8

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2024.

Changes in or Disagreements with Accountants

During the year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

TEFQX

Firsthand Technology Opportunities Fund

Annual Shareholder Report December 31, 2024

ALTEX

Firsthand Alternative Energy Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$191	1.98%

Total Return Based on $10,000 Investment

	Firsthand Alternative Energy Fund	WilderHill Clean Energy Index	S&P 500 Index
12/14	10,000	10,000	10,000
12/15	9,025	8,975	10,138
12/16	8,189	7,002	11,351
12/17	10,428	9,755	13,829
12/18	8,492	8,332	13,223
12/19	11,939	13,275	17,386
12/20	21,952	40,327	20,585
12/21	20,834	28,144	26,494
12/22	17,031	15,166	21,696
12/23	16,637	11,763	27,399
12/24	15,506	8,031	34,254

How did the fund perform last year?

For the year ended December 31, 2024, shares of Firsthand Alternative Energy Fund returned -6.80%. The Fund compares its performance to the Wilderhill Clean Energy Index, which returned -31.72% during 2024. The broad market S&P 500 Index returned 25.02% for the period.

What factors affected the Fund's performance?

Stock selection within the alternative energy sector was the primary factor impacting fund performance in 2024, and enabled the Fund to outperform its primary benchmark, despite underperforming the broad market. Top contributors within the portfolio included Tesla, Quanta Services, Corning, Itron, and Kratos Defense & Security Solutions. Bottom contributors within the portfolio included Wolfspeed, Vestas Wind Systems, Axcelis, SolarEdge, and ON Semiconductor.

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Firsthand Alternative Energy Fund	-6.80%	5.37%	4.48%
WilderHill Clean Energy Index	-31.72%	-9.56%	-2.17%
S&P 500 Index	25.02%	14.53%	13.10%

Fund Statistics

  Total Net Assets$8,927,946
  # of Portfolio Holdings35
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$157,484

The line graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of December 31, 2024, renewable energy and automotive represented the Fund's largest industry weightings.

Industry Weightings

% of Net Assets
Renewable Energy
19.8
Automotive
13.6
Engineering Service
11.0
Semiconductors
10.3
Electrical Equipment
6.7
Defense & Aerospace
5.9
Energy Efficiency
5.8
Other Electronics
5.6
Materials
4.6
Advanced Materials
3.4
Other Industries
9.3
Net Cash
4.0
0%
5%
10%
15%
20%

Value	Value
Net Cash	4.0
Other Industries	9.3
Advanced Materials	3.4
Materials	4.6
Other Electronics	5.6
Energy Efficiency	5.8
Defense & Aerospace	5.9
Electrical Equipment	6.7
Semiconductors	10.3
Engineering Service	11.0
Automotive	13.6
Renewable Energy	19.8

Top 10 Holdings (% of Net Assets)

Tesla, Inc.	13.6%
Quanta Services, Inc.	11.0%
First Solar, Inc.	7.9%
ON Semiconductor Corp.	7.1%
Kratos Defense & Security Solutions, Inc.	5.9%
Aspen Aerogels, Inc.	4.7%
Itron, Inc.	4.3%
Iberdrola S.A.	4.3%
ABB, Ltd. - SP	4.2%
Enovix Corp.	3.7%

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	45.8%
Mid Cap ($1-$5B)	23.2%
Large Cap ($5-$25B)	18.3%
Small Cap (less than $1B)	8.6%
Micro Cap (less than $250M)	0.1%
Net Cash	4.0%

Country Weightings

Value	Value
Japan	1.3
Denmark	2.3
Netherlands	3.3
Spain	4.3
Switzerland	4.4
United States	84.4

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2024.

Changes in or Disagreements with Accountants

During the year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

ALTEX

Firsthand Alternative Energy Fund

Annual Shareholder Report December 31, 2024

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description except that effective August 30, 2023, Kevin Landis replaced Omar Billawala as Treasurer (in the capacity of Chief Financial Officer) of the registrant.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has not determined that any of its members is qualified as an audit committee financial expert. Although each member of the Audit Committee is “independent,” as defined by Item 3 of Form N-CSR, and is financially sophisticated, the registrant has in place a small Board of Trustees with a limited number of members. Even without an audit committee financial expert, the registrant is comfortable that its Audit Committee can function effectively given the investment and financial experience and expertise of its members.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,000 for 2024 and $27,600 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 for 2024 and $3,400 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,650 for 2024 and $1,650 for 2023. The fees are incurred in connection with the principal accountants performing an annual anti-money laundering audit program for the Registrant.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

The Committee hereby delegates to the Chairman of the Committee the authority to grant pre-approvals of audit and "permissible" non-audit services to be provided by the Auditors to the Funds, subject to the ratification of the full Committee at its next regularly scheduled meeting. Both the Auditors and Fund counsel will be responsible for informing the Committee whether they believe that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

The specific types of non-audit services that the Chairman may pre-approve include, but are not limited to: reviewing the Funds' internal controls over financial reporting; providing tax-related services; reviewing and/or developing an anti-money laundering program; and issuing comfort letters, based on agreed-upon procedures, in connection with any Fund reorganization.

Pre-approval for a non-audit service provided to a Fund is not required if: (i) the aggregate amount of all such non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to the Auditors during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and are approved by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee prior to the completion of the audit (the “De Minimus Exceptions”).

The Committee shall also pre-approve any non-audit services proposed to be provided by the Auditors to (i) a Fund's investment adviser and (ii) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the Auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Fund. The De Minimus Exceptions applies to pre-approvals under this paragraph as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the Auditors by the Fund and any other entity that has its services approved under this paragraph (i.e., the investment adviser or any control person).

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         100%

(c)         100%

(d)         100%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h)	Not applicable..

Item 5.	Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Firsthand Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund, each a series of Firsthand Funds (the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Firsthand Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 1997.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures also included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and private companies. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 24, 2025

2

Firsthand Technology Opportunities Fund

Portfolio of Investments, December 31, 2024

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS — 98.0% (Cost $55,558,183)
Consumer Electronics — 13.4% (Cost $2,558,537)
Roku, Inc.*	75,000	$5,575,500
Defense & Aerospace — 5.6% (Cost $1,848,222)
Kratos Defense & Security Solutions, Inc.*	70,000	1,846,600
Lockheed Martin Corp.	1,000	485,940
Education — 1.2% (Cost $5,141,889)
Chegg, Inc.*	260,000	418,600
Coursera, Inc.*	10,000	85,000
Electronics Manufacturing Services — 0.0% (Cost $91,168)
Tempo Automation Holdings, Inc.*(1)(2)	320,000	0
Financial — 0.7% (Cost $348,294)
Coinbase Global, Inc., Class A*	1,000	248,300
Robinhood Markets, Inc., Class A*	1,000	37,260
Internet — 12.8% (Cost $680,851)
Netflix, Inc.*	5,000	4,456,600
PayPal Holdings, Inc.*	10,000	853,500
Materials — 2.0% (Cost $1,976,207)
Aspen Aerogels, Inc.*	70,000	831,600
Networking — 2.1% (Cost $790,110)
Arista Networks, Inc.*	8,000	884,240
Renewable Energy — 2.8% (Cost $773,937)
Enphase Energy, Inc.*	15,000	1,030,200
SolarEdge Technologies, Inc.*	10,000	136,000
Semiconductor Equipment — 1.4% (Cost $13,658,792)
ASM International N.V.	1,000	569,150
Revasum, Inc.*(1)(2)(3)	28,367,549	0
Semiconductors — 2.7% (Cost $7,220,640)
Wolfspeed, Inc.*	170,000	1,132,200
Software — 49.7% (Cost $18,612,774)
DocuSign, Inc.*	30,000	2,698,200
Domo, Inc., Class B*	230,000	1,628,400
Fastly, Inc., Class A*	50,000	472,000
Monday.com, Ltd.*	5,000	1,177,200
MongoDB, Inc.*	5,000	1,164,050
Okta, Inc.*	10,000	788,000
PagerDuty, Inc.*	90,000	1,643,400
Palantir Technologies, Inc., Class A*	75,000	5,672,250
Palo Alto Networks, Inc.*	10,000	1,819,600
Workday, Inc., Class A*	7,000	1,806,210
Zscaler, Inc.*	10,000	1,804,100

see accompanying notes to financial statements
3

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, December 31, 2024

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS (continued)
Transportation — 3.6% (Cost $1,856,762)
Uber Technologies, Inc.*	25,000	$1,508,000

CORPORATE NOTE — 0.0% (Cost $3,082,144)
Semiconductor Equipment — 0.0% (Cost $3,082,144)
Revasum, Inc. August 19, 2025 Interest Rate 14.75%.(1)(2)(3)(4)	1,782,144	0
Revasum, Inc. August 19, 2025 Interest Rate 14.75%.(1)(2)(3)(4)	250,000	0
Revasum, Inc. August 19, 2025 Interest Rate 14.75%.(1)(2)(3)(4)	750,000	0
Revasum, Inc. August 19, 2025 Interest Rate 14.75%.(1)(2)(3)(4)	300,000	0

INVESTMENT COMPANY — 0.5% (Cost $219,801)
Fidelity Investments Money Market Fund - Treasury Portfolio(5)	219,801	219,801

Total Investments (Cost $58,860,128) — 98.5%		40,991,901
Other assets in excess of liabilities — 1.5%		634,535
NET ASSETS - 100.0%		$41,626,436

*	Non-income producing security.
(1)	Fair Value Level 3 security (0.0% of net assets).
(2)	Restricted/illiquid security (0.0% of net assets).
(3)	Affiliated issuer.
(4)	Subordinated debt whose interest accrues over the life of the note. Unpaid principal and interest is due on August 19, 2025.
(5)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

see accompanying notes to financial statements
4

Firsthand Alternative Energy Fund

Portfolio of Investments, December 31, 2024

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS — 96.0% (Cost $8,087,338)
Advanced Materials — 3.4% (Cost $82,167)
Corning, Inc.	6,460	$306,979
Automotive — 13.6% (Cost $779,732)
Tesla, Inc.*	3,000	1,211,520
Defense & Aerospace — 5.9% (Cost $532,278)
Kratos Defense & Security Solutions, Inc.*	20,000	527,600
Electrical Equipment — 6.7% (Cost $387,614)
ABB, Ltd. - SP ADR	7,000	375,970
Bloom Energy Corp., Class A*	10,000	222,100
Energy — 2.4% (Cost $182,524)
Oklo, Inc.*	10,000	212,300
Energy Efficiency — 5.8% (Cost $165,956)
Honeywell International, Inc.	580	131,016
Itron, Inc.*	3,565	387,088
Engineering Service — 11.0% (Cost $80,292)
Quanta Services, Inc.	3,100	979,755
Industrials — 1.0% (Cost $18,462)
Accelleron Industries AG - ADR	350	17,812
Carrier Global Corp.	1,000	68,260
Materials — 4.6% (Cost $251,930)
Aspen Aerogels, Inc.*	35,000	415,800
Other Electronics — 5.6% (Cost $548,509)
Enovix Corp.*	30,000	326,100
Koninklijke Philips N.V.*	6,761	171,189
Renewable Energy — 19.8% (Cost $1,829,797)
Enphase Energy, Inc.*	3,000	206,040
First Solar, Inc.*	4,000	704,960
Iberdrola S.A.	27,903	384,414
Orion Energy Systems, Inc.*	14,000	11,201
Sharp Corp.*	1,100	6,885
SolarEdge Technologies, Inc.*	3,000	40,800
SunPower Corp., Class B*(1)	29,931	0
Sunrun, Inc.*	11,600	107,300
ULVAC, Inc.	2,700	105,807
Vestas Wind Systems A.S.*	15,000	202,613
Semiconductor Equipment — 3.1% (Cost $707,369)
Axcelis Technologies, Inc.*	4,000	279,480
Semiconductors — 10.3% (Cost $1,422,227)
ON Semiconductor Corp.*	10,000	630,500
Power Integrations, Inc.	1,598	98,597
STMicroelectronics N.V.	5,000	124,850
Wolfspeed, Inc.*	10,000	66,600
Services — 1.6% (Cost $829,398)
ChargePoint Holdings, Inc.*	60,000	64,200
EVgo, Inc.*	20,000	81,000
Solar — 0.6% (Cost $234,948)
Sunnova Energy International, Inc.*	15,000	51,450

see accompanying notes to financial statements
5

Firsthand Alternative Energy Fund - continued

 Portfolio of Investments, December 31, 2024

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS (continued)
Waste & Environment Service — 0.6% (Cost $34,135)
Arq, Inc.*	6,800	$51,476

WARRANTS — 0.0%** (Cost $13,950)
Transportation — 0.0%** (Cost $13,950)
Swvl Holdings Corp. *	13,333	161

INVESTMENT COMPANY — 5.2% (Cost $465,540)
Fidelity Investments Money Market Fund - Treasury Portfolio(2)	465,540	465,540

Total Investments (Cost $8,566,828) — 101.2%		9,037,363
Liabilities in excess of other assets — (1.2)%		(109,417)
NET ASSETS - 100.0%		$8,927,946

*	Non-income producing security.
**	Less than 0.05%.
(1)	Fair Value Level 3 security (0.0% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements
6

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Unaffiliated investments at acquisition cost	$42,772,885	$8,566,828
Affiliated investments at acquisition cost	16,087,243	—
Total acquisition cost	$58,860,128	$8,566,828
Unaffiliated investments at market value	40,991,901	9,037,363
Affiliated investments at market value	0	—
Total market value (Note 2)	40,991,901	9,037,363
Receivable for securities sold	745,024	14,514
Receivable from dividends, interest, and reclaims	3,730	2,580
Receivable for capital shares sold	83,596	51
TOTAL ASSETS	41,824,251	9,054,508

LIABILITIES
Payable to affiliates (Note 4)	70,676	15,470
Payable for capital shares redeemed	127,073	161
Distributions payable	66	—
Payable for securities purchased	—	110,931
TOTAL LIABILITIES	197,815	126,562
NET ASSETS	$41,626,436	$8,927,946

Net Assets consist of:
Paid-in Capital	$80,698,962	$8,421,465
Total distributable earnings (loss)	(39,072,526)	506,481
NET ASSETS	$41,626,436	$8,927,946

Shares Outstanding	10,962,410	937,434
Net asset value, redemption price and offering price per share (Note 2)	$3.80	$9.52

see accompanying notes to financial statements
7

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Unaffiliated dividends	$55,528	$63,479
Affiliated/controlled interest	(230,581)	—
Foreign tax withholding	—	(1,569)
TOTAL INVESTMENT INCOME (LOSS)	(175,053)	61,910

EXPENSES
Investment advisory fees (Note 4)	694,128	157,484
Administration fees (Note 4)	223,113	46,319
Trustees fees	9,000	9,000
GROSS EXPENSES	926,241	212,803
Trustees fees reimbursement	(9,000)	(9,000)
TOTAL NET EXPENSES	917,241	203,803

NET INVESTMENT LOSS	(1,092,294)	(141,893)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from security transactions on:
Class action lawsuits	46,159	—
Unaffiliated investments and foreign currency	20,447	257,403
Net realized gain	66,606	257,403
Net change in unrealized (depreciation) on:
Unaffiliated investments and foreign currency	(8,476,126)	(862,469)
Affiliated investments	(5,836,821)	—
Net change in unrealized (depreciation)	(14,312,947)	(862,469)

Net Realized and Unrealized Loss on Investments	(14,246,341)	(605,066)

Net Decrease In Net Assets Resulting From Operations	$(15,338,635)	$(746,959)

see accompanying notes to financial statements
8

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2024, and December 31, 2023

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	YEAR ENDED 12/31/2024	YEAR ENDED 12/31/2023

FROM OPERATIONS:
Net investment loss	$(1,092,294)	$(1,133,186)
Net realized gain (loss) from security transactions and foreign currency	66,606	(15,977,802)
Net change in unrealized (depreciation) appreciation on investments and foreign currency	(14,312,947)	24,700,748
Net increase (decrease) in net assets from operations	(15,338,635)	7,589,760

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(1,384,085)
Total Distributions	—	(1,384,085)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,751,597	6,517,307
Dividends reinvested	—	1,331,089
Payment for shares redeemed	(18,337,342)	(26,076,899)
Net decrease in net assets from capital share transactions	(15,585,745)	(18,228,503)
TOTAL DECREASE IN NET ASSETS	(30,924,380)	(12,022,828)

NET ASSETS:
Beginning of year	72,550,816	84,573,644
End of year	$41,626,436	$72,550,816

COMMON STOCK ACTIVITY:
Shares sold	694,364	1,377,542
Shares reinvested	—	275,588
Shares redeemed	(4,653,016)	(5,653,604)
Net decrease in shares outstanding	(3,958,652)	(4,000,474)
Shares outstanding, beginning of year	14,921,062	18,921,536
Shares outstanding, end of year	10,962,410	14,921,062

see accompanying notes to financial statements
9

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2024, and December 31, 2023

	FIRSTHAND ALTERNATIVE ENERGY FUND
	YEAR ENDED 12/31/2024	YEAR ENDED 12/31/2023

FROM OPERATIONS:
Net investment loss	$(141,893)	$(124,242)
Net realized gain from security transactions, foreign currency and written options	257,403	232,795
Net change in unrealized depreciation on investments and foreign currency	(862,469)	(599,017)
Net decrease in net assets from operations	(746,959)	(490,464)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(129,747)	(406,773)
Total Distributions	(129,747)	(406,773)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,424,222	7,497,818
Dividends reinvested	127,296	397,828
Payment for shares redeemed	(4,040,284)	(7,387,723)
Net increase (decrease) in net assets from capital share transactions	(2,488,766)	507,923
TOTAL DECREASE IN NET ASSETS	(3,365,472)	(389,314)

NET ASSETS:
Beginning of year	12,293,418	12,682,732
End of year	$8,927,946	$12,293,418

COMMON STOCK ACTIVITY:
Shares sold	143,730	631,124
Shares reinvested	12,691	38,549
Shares redeemed	(405,936)	(639,119)
Net increase (decrease) in shares outstanding	(249,515)	30,554
Shares outstanding, beginning of year	1,186,949	1,156,395
Shares outstanding, end of year	937,434	1,186,949

see accompanying notes to financial statements
10

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	YEAR ENDED 12/31/24	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21	YEAR ENDED 12/31/20
Net asset value at beginning of year	$4.86	$4.47	$16.83	$21.60	$12.66
Income from investment operations:
Net investment loss	(0.10)	(0.08)	(0.14)	(0.41)	(0.27)
Net realized and unrealized gains (losses) on investments	(0.96)	0.56	(9.77)	(3.20)	12.51
Total from investment operations	(1.06)	0.48	(9.91)	(3.61)	12.24
Distributions from:
Realized capital gains	—	(0.09)	(2.45)	(1.16)	(3.30)
Net asset value at end of year	$3.80	$4.86	$4.47	$16.83	$21.60

Total return	(21.81%)	10.81%	(59.91%)	(16.69%)	96.52%
Net assets at end of year (millions)	$41.6	$72.6	$84.6	$279.0	$368.7
Ratio of gross expenses to average net assets before waiver	1.87%	1.86%	1.86%	1.83%	1.84%
Ratio of net expenses to average net assets after waiver	1.85%	1.85%	1.85%	1.83%	1.84%
Ratio of net investment loss to average net assets	(2.20%)	(1.44%)	(1.83%)	(1.83%)	(1.81%)

Portfolio turnover rate	14%	8%	10%	16%	65%

see accompanying notes to financial statements
11

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year
FIRSTHAND ALTERNATIVE ENERGY FUND

	YEAR ENDED 12/31/24	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21	YEAR ENDED 12/31/20
Net asset value at beginning of year	$10.36	$10.97	$13.42	$14.14	$7.69
Income from investment operations:
Net investment loss	(0.15)	(0.10)	(0.18)	(0.29)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.55)	(0.15)	(2.27)	(0.43)	6.53
Total from investment operations	(0.70)	(0.25)	(2.45)	(0.72)	6.45
Distributions from:
Realized capital gains	(0.14)	(0.36)	—	—	—
Net asset value at end of year	$9.52	$10.36	$10.97	$13.42	$14.14

Total return	(6.80%)	(2.31%)	(18.26%)	(5.09%)	83.88%
Net assets at end of year (millions)	$8.9	$12.3	$12.7	$16.2	$18.7
Ratio of gross expenses to average net assets before waiver	2.07%	2.05%	2.05%	2.03%	2.09%
Ratio of net expenses to average net assets after waiver	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment loss to average net assets	(1.38%)	(0.94%)	(1.45%)	(1.75%)	(1.41%)

Portfolio turnover rate	4%	22%	26%	23%	14%

see accompanying notes to financial statements
12

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:

1.

Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.

If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds' valuation designee (the "Valuation Designee") to make all fair value determinations with respect to the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, the Advisor has adopted policies and procedures to be followed when the Funds must utilize fair value pricing.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

FAIR VALUE MEASUREMENT — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

13

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

LEVEL 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LEVEL 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

LEVEL 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of December 31, 2024:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
TEFQX
Common Stocks
Consumer Electronics	$5,575,500	$—	$—
Defense & Aerospace	2,332,540	—	—
Education	503,600	—	—
Electronics Manufacturing Services	—	—	0
Financial	285,560	—	—
Internet	5,310,100	—	—
Materials	831,600	—	—
Networking	884,240	—	—
Renewable Energy	1,166,200	—	—
Semiconductor Equipment	569,150	—	0
Semiconductors	1,132,200	—	—
Software	20,673,410	—	—
Transportation	1,508,000	—	—
Total Common Stocks	40,772,100	—	—
Corporate Note
Semiconductor Equipment	—	—	0
Investment Company	219,801	—	—
Total	$40,991,901	$—	$0

14

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

FUND*	LEVEL 1 QUOTED PRICES		LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$306,979	$		$—
Automotive	1,211,520		—	—
Defense & Aerospace	527,600		—	—
Electrical Equipment	598,070		—	—
Energy	212,300		—	—
Energy Efficiency	518,104		—	—
Engineering Service	979,755		—	—
Industrials	86,072		—	—
Materials	415,800		—	—
Other Electronics	497,289		—	—
Renewable Energy	1,770,020		—	0
Semiconductor Equipment	279,480		—	—
Semiconductors	920,547		—	—
Services	145,200		—	—
Solar	51,450		—	—
Waste & Environment Service	51,476		—	—
Total Common Stocks	8,571,662		—	0
Warrants
Transportation	161		—	—
Investment Company	465,540		—	—
Total	$9,037,363	$		$0

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

15

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

TEFQX*
INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/23	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 12/31/24
Common Stocks
Electronics Manufacturing Services	$—	$—	$—	$—	$(168)	$168	$0
Semiconductor Equipment	—	—	—	—	(2,754,677)	2,754,677	0
Corporate Note
Semiconductor Equipment	3,082,144	—	—	—	(3,082,144)	—	0
Total	$3,082,144	$		$—	$(5,836,989)	$2,754,845	$0

ALTEX*
INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/23	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 12/31/24
Common Stocks
Renewable Energy	$—	$—	$—	$—	$(144,567)	$144,567	$0
Total	$—	$—	$—	$—	$(144,567)	$144,567	$0

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

As of the year ended December 31, 2024, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

SHARE VALUATION — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e., the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

INVESTMENT INCOME — Dividend income is recorded in the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN SECURITIES — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the- counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

16

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

OPTIONS — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds did not invest in options for the year ended December 31, 2024.

DISTRIBUTIONS TO SHAREHOLDERS — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

SHORT POSITIONS — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. The Fund did not invest in short sales for the year ended December 31, 2024.

RECLASSIFICATION OF CAPITAL ACCOUNTS — Permanent book and tax differences resulted in reclassifications for the year ended December 31, 2024 as follows:

	INCREASE (DECREASE)
	Paid-in-Capital	Distributable Earnings
Firsthand Technology Opportunities Fund	$(1,092,294)	$1,092,294
Firsthand Alternative Energy Fund	$(141,639)	$141,639

These reclassifications, related to different treatment of current year write off of net operating loss, and has no effect on net asset value per share.

 SECURITY TRANSACTIONS — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

 ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported  amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The tax character of distributions paid for the years ended December 31, 2024 and 2023 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2024	2023
From long-term capital gains	$—	$1,384,085

17

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

	FIRSTHAND ALTERNATIVE ENERGY FUND
	2024	2023
From ordinary income	$—	$18,080
From long-term capital gains	$129,747	$388,693

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 2024.
	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$17,399,616	$3,423,156
Gross unrealized depreciation	(35,851,585)	(3,022,617)
Net unrealized appreciation (depreciation)	$(18,451,969)	$400,539
Federal income tax cost	$59,443,870	$8,636,824

As of December 31, 2024, the Funds had capital loss carryforwards for federal income tax purposes as follows:
	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	TOTAL
Firsthand Technology Opportunities Fund	$—	$(20,620,557)	$(20,620,557)
Firsthand Alternative Energy Fund	—	—	—

Components of Distributable Earnings (as of December 31, 2024)
	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$(18,451,969)	400,539
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	—	105,942
Qualified Late Year Losses Deferred**	—	—
Other Temporary Differences	—	—
Accumulated Capital Loss Carryforward	(20,620,557)	—
Total Distributable Earnings/Accumulated Loss	$(39,072,526)	506,481

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2023, 2022, and 2021 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

18

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE YEAR ENDED DECEMBER 31, 2024

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$6,699,888	$426,987
Proceeds from sales and maturities of investment securities	$21,057,581	$2,478,367

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY. BNY serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc., is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, for TEFQX and 1.98% for ALTEX, excluding any extraordinary fees, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York (“BNY”), has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY the fees for the administrative services provided by BNY.

Additionally, BNY serves as the investment accounting agent, shareholder servicing agent and custodian and BNY Mellon Investment Servicing (US), Inc., serves as the transfer agent for the Trust.

19

NOTES TO FINANCIAL STATEMENTS -- continued

December 31, 2024

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2024, Firsthand Technology Opportunities Fund invested in the following restricted securities:

SECURITY	ACQUISTITION DATE	SHARES/PAR VALUE ($)	COST	VALUE	% OF NET ASSETS
Revasum, Inc. Common Stock	September 24, 2019	28,367,549	$13,005,099	$0	0.0
Revasum, Inc. Corporate Note	April 12, 2023	1,782,144	1,782,144	0	0.0
Revasum, Inc. Corporate Note	May 17, 2023	250,000	250,000	0	0.0
Revasum, Inc. Corporate Note	May 31, 2023	750,000	750,000	0	0.0
Revasum, Inc. Corporate Note	September 8, 2023	300,000	300,000	0	0.0
Tempo Automation Holdings, Inc.	August 16, 2023	320,000	91,168	0	0.0
Total			$16,178,411	$0	0.0

20

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

As of December 31, 2024, the Firsthand Alternative Energy Fund did not invest in any restricted securities.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open- end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

6. INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS

Under the 1940 Act, each Fund is required to identify investments where it owns greater than 5% (but less than 25%) of the portfolio company’s outstanding voting shares as an affiliate of the Fund. Also, under the 1940 Act, the Fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment of the Fund. The Firsthand Alternative Energy Fund did not have investments in affiliates or controlled investments for the period from January 1, 2024, through December 31, 2024. A summary of the Firsthand Technology Opportunities Fund’s investments in affiliates and controlled investments for the period from January 1, 2024, through December 31, 2024, is noted below:

AFFILIATE/CONTROLLED INVESTMENTS	VALUE AT 12/31/23	PURCHASE/ MERGER	INTEREST[1]	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 12/31/24	SHARES HELD AT 12/31/24
Revasum, Inc. Common Stocks	$2,754,677	$—	$—	$—	$—	$(2,754,677)	$0	28,367,549
Revasum, Inc. Corporate Note	1,782,144	—	(148,172)	—	—	(1,782,144)	0	1,782,144
Revasum, Inc. Corporate Note	750,000	—	(51,824)	—	—	(750,000)	0	750,000
Revasum, Inc. Corporate Note	300,000	—	(12,232)	—	—	(300,000)	0	300,000
Revasum, Inc. Corporate Note	250,000	—	(18,353)	—	—	(250,000)	0	250,000
Total Affiliates	$5,836,821	$—	$(230,581)	$—	$—	$(5,836,821)	$0

1  Note Affiliated interest receivable of $230,581 deemed uncollectible was written off in 2024.

As of December 31, 2024, Kevin Landis, President and Trustee of the Trust, represents the Funds and sits on the following affiliated company’s board: Revasum, Inc. Serving on the board of directors of the portfolio company may cause a conflict of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

7. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

21

NOTES TO FINANCIAL STATEMENTS – continued

December 31, 2024

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

In addition, certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2023 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2023 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance. The ultimate impact of COVID-19 and Russia-Ukraine conflict on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07 among other things, (i) requires a single segment public entity to follow segment guidance, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability to elect more than one performance measure. ASU 2023-07 is effective for the fiscal year beginning after December 15, 2023, and interim periods beginning with the first quarter ended 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Funds have evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

ADDITIONAL INFORMATION

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2024, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (`QDI') to qualify for the lower tax applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

	QDI	DRD
Firsthand Technology Opportunities Fund	0.00%	0.00%
Firsthand Alternative Energy Fund	0.00%	0.00%

The Firsthand Alternative Energy Fund designated $235,689 as long-term capital gains distributions during the year ended December 31, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended December 31 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TRUSTEES AND OFFICERS

The Funds’ statement of additional information contains additional information about the Funds’ trustees and officers and is available, without charge, upon request, by calling 1.888.884.2675.

23

NOTES

FIRSTHAND FUNDS	AUDITOR
P.O. Box 534444	Tait Weller & Baker LLP
Pittsburgh, PA 15253-4444	50 South 16th St., Suite 2900
www.firsthandfunds.com	Philadelphia, PA 19102

INVESTMENT ADVISER	TRANSFER AGENT
Firsthand Capital Management, Inc.	BNY Mellon Investment Servicing (US) Inc.
150 Almaden Blvd., Suite 1250	Attention 534444
San Jose, CA 95113	500 Ross Street, 154-0520
www.firsthandcapital.com	Pittsburgh, PA 15262 1.888.884.2675

DISTRIBUTOR
ALPS Distributors, Inc. 1290
1290 Broadway
Suite 1000
Denver, CO 80203

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

FHF000971, exp. 3/1/2025

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

Below is a description of the specific materials provided, factors considered, and conclusions reached by the Board, including a majority of the Independent Trustees, relating to re-approval of the Investment Advisory Agreement with respect to both Funds of the Trust.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The most recent Form ADV for the Adviser was provided to the Board, as were written and oral responses of the Adviser to an information request submitted by independent legal counsel on behalf of the Independent Trustees. The Board reviewed these responses, which included, among other things, information about the background and experience of the investment personnel of the Adviser primarily responsible for day-to-day portfolio management of the Funds. The Board also considered the Adviser’s separate Administration Agreement with the Funds and the Adviser’s overall ability to manage and administer the Funds as well as to oversee the service providers to the Funds.

The Board evaluated the ability of the Adviser, considering its financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, supervisory and administrative personnel. In this regard, the Board considered information regarding the structure of the Adviser’s compensation program for its personnel involved in the management of the Funds, including incentive and retirement plans.

The Board considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent “soft dollar” benefits are used, the extent to which efforts are made to recapture transaction costs and the controls applicable to brokerage allocation procedures. The Board described the policies of the Adviser regarding the allocation of portfolio investment opportunities among the Funds and other clients. The Board noted that the Adviser does not use “traditional soft-dollar” arrangements, where soft-dollar credits are generated based on the level of trades and then used for products or services from third-parties. The Board also noted that the Adviser, from time to time, entered into arrangements where it received research (including invitations to conferences) from broker-dealers that the Adviser used to execute client trades. The Board also considered that the Adviser had outsourced the trading function to achieve certain operating efficiencies.

The Board also considered the markets for the Funds, including the principal channels through which the Funds’ shares are offered and sold, and the activities of the Adviser in connection with the marketing of the Funds.

In addition, the Board received and reviewed information on SEC and other inquiries, examinations and proceedings relating to the Funds and the Adviser. The Board considered the investment and legal compliance programs of the Adviser, including its implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives, and the level of compliance attained by the Adviser.

Based on the above factors, together with those referenced below, the Board, including a majority of the Independent Trustees, concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Fund Performance

Regarding TOF, the Board considered the Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors, noting that the Fund generally underperformed both the benchmark indices and the peer funds. The Board referenced the presentation regarding performance earlier in the meeting and noted that the Fund’s performance over the last three years was particularly poor and is the primary reason for the apparent underperformance over longer periods as well. The Board observed that while the Fund was a bottom-quartile performer in 2023, 2022, and 2021, it was a top-quartile performer in 2020, 2018, and 2017.

The Board took note of TOF’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that TOF holds many small, young companies subject to wide price fluctuations. The Board examined the fact that both the Nasdaq Composite Index and the Nasdaq 100 Index are capitalization-weighted indices. Due to the top-heavy nature of these indices, their performance is driven by a very small number of mega-cap companies. These mega-cap companies are large and established and not nearly as interest-rate sensitive as younger, smaller companies. By contrast, only six of TOF’s 24 holdings are included in the Nasdaq 100. The Board also recognized the Fund’s poor performance has coincided with the federal interest rate increases implemented in the two years. Such an economic condition severely limits small, unprofitable companies who depend on outside investment to fund their growth. The Adviser expects the converse to be true as well, and projects that a falling interest rate environment would be beneficial to small-cap stocks. In recent weeks, Fed Chair Powell has suggested that the Fed is closer to cutting interest rates as inflation continues to cool. Since the release of June 2024 Consumer Price Index (CPI) data on July 11, 2024, which showed a decline in prices of 0.1%, we have witnessed small-cap stocks outperforming mega-cap stocks. The Adviser explained that it intends to stay the course, with respect to the investment strategy of TOF and AEF, maintaining each Fund’s focus on smaller-cap technology and alternative energy stocks, respectively. The Adviser is optimistic that a falling rate environment and the continuation of the “small-cap rotation” will enable the Funds to outperform the broad-based benchmarks.

The Board also noted that TOF is a non-diversified fund and therefore holds a more concentrated portfolio of securities. As such, the performance of any one security has a more magnified impact on the portfolio performance overall.

In addition, the Board noted that the Prospectus of TOF, under the section “Principal Investment Strategies” states that “Due to the Fund’s focus on emerging opportunities within the technology sector, its investments tend to include younger companies with market capitalizations in the small or mid-cap categories.”

The Board also reviewed the top performing technology funds and the bottom performing technology funds. It noted that the technology funds that underperformed tend to hold a larger portion of their portfolio holdings in mid and small cap companies. Conversely, funds that hold large positions in the mega-cap technology stocks outperformed.

The Board also discussed the notion of style drift, and the particular challenges it can create. The Board noted that certain investment styles tend to go in and out of favor over time, sometimes even for prolonged periods. For the past three years, mega-cap stocks have been in favor and small cap and value stocks that have been underperforming. There has historically been a tendency of many investors and boards to ask portfolio managers to change their style to “drift” to the hot sector currently in favor. The Board noted that if the portfolio manager believes a change in style within the framework of the fund’s investment strategy is warranted, then it is a good decision. On the other hand, a forced “style drift” mandated by the Board so the Fund can follow the crowd can lead to inferior outcomes. For example: (1) everyone crowding into the same trade could signify a peak which may result in the Fund suffering long term losses when the new hot strategy becomes cold and (2) investors of TOF could become upset if they invested in TOF because of its niche small-cap strategy. A style drift at this juncture could therefore be detrimental to the long term investors, especially if the market turns and what is currently in favor goes out of favor (and vice versa).

The Board was reminded that TOF experienced a similar rotation twelve years ago. The Adviser reminded the Board that back in May 2012, the shareholders of Firsthand Technology Leaders Fund (“TLF”) (a large cap technology mutual fund that was part of the Firsthand Funds family at the time) approved the merger of TLF into TOF with TOF being the surviving fund. The proxy statement of the 2012 merger specifically noted that some of the reasons for the fund merger included:

1.

“Changing market environment for technology stocks. TLF is a sector fund that invests primarily in securities of large-cap technology companies. Over the past several years the Adviser’s research shows that small- and mid-cap technology stocks have appreciated far more than their large-cap counterparts, and the Adviser believes the trend may continue.

2.

Improved performance. Consistent with the performance trend noted above, TOF has outperformed TLF over the past 3-, 5-, and 10-year periods. While TLF has outperformed TOF over the past 12 months, that result has been primarily the result of an exceptionally high defensive cash position in TLF, which does not necessarily reflect the Fund's principal investment strategy.”

The Board discussed the fact that the situation today appears to be the converse of the environment of 2012; in recent years, large cap technology stocks significantly outperformed small cap technology stocks. Firsthand Funds’ own history offers evidence that asset classes come in and out of favor and chasing the latest hot and trendy investment area can be a fool’s errand.

Regarding AEF, the Board considered the Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It also considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors. The Board referenced the presentation regarding performance earlier in the meeting and, consistent with the Board’s emphasis on long-term performance, noted that AEF had exhibited positive performance over the five-year and ten-year periods ended June 30, 2024. The Board also noted the periods for which the Fund had experienced weaker performance. The Board recognizes AEF has outperformed its primary benchmark (the WilderHill Clean Energy Index), but underperformed broad market indices over time. Further, the Board noted that AEF has an extremely specialized strategy, investing in alternative energy stocks. While Morningstar does not have an “Alternative Energy” category for funds, Lipper does, which currently includes four funds, including AEF (see 15c expense comparison data for these categorizations). As noted in the table below, AEF’s performance is competitive with other funds with similar strategies and superior to the WilderHill Clean Energy Index. Lastly, the Board recognized that the long-term performance of Firsthand Alternative Energy Fund has been positive and as recently as 2020 and 2022 was among the highest ranked funds in its peer group according to Morningstar.

Fund	3mo. Total Return	1-Yr. Total Return	3-Yr. AAR	5-Yr. AAR
Firsthand Alternative Energy	7.13%	-10.79%	-10.04%	7.63%
Guinness Atkinson Alternative Energy	-3.67%	-13.09%	-5.60%	2.15%
Goldman Sachs Clean Energy Income	2.75%	-15.82%	N/A	N/A
Pear Tree Essex Environmental Opportunities	3.69%	-9.35%	-10.86%	6.09%
WilderHill Clean Energy Index	-12.33%	-49.76%	-39.67%	-7.07%

The Board took note of AEF’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that AEF holds many small, young companies subject to wide price fluctuations.

The Board recognized that each Fund had experienced various periods of underperformance against the peer group funds and the applicable benchmark index, but the Board noted that the Adviser has remained committed to its unique investment strategy and style.  The Board will continue to monitor each Fund’s performance closely.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates (the “Advisory Agreement Rates”) payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates) and the total expense ratios of the Funds with those of other funds in appropriate peer universes provided by Broadridge. The Board noted that the respective Advisory Agreement Rates for each Fund were higher than the median rates of each fund’s peer universe, but that the total expense ratio of each Fund was not materially above the median total expense ratio of the respective peer universe. The Board deemed the comparison of total expense ratios to be more relevant than the comparison of Advisory Agreement Rates because of the unitary fee structure of the Funds.

Profitability

The Board received and considered a profitability analysis of the Adviser with respect to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that the Adviser received with regard to providing these services to the Funds were not excessive.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale with respect to the existing Funds. The Board observed that the Investment Advisory Agreement limits each Fund’s total annual operating expenses to a percentage of the Fund’s assets and that this percentage is reduced as the Fund’s assets grow (known as “breakpoints”). The Board concluded that no change was necessary to the current breakpoints to reflect any economies of scale given the limited size and scale of the Funds.

Information about Services to Other Clients

The Board also received and considered information about the services and fee rates offered by the Adviser to its other client, SVVC. The Board concluded that the investment advisory rates charged by the Adviser to the Funds were within a reasonable range of the fee rates offered to the other client of the Adviser.

Other Benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Funds (such as “soft dollar” benefits) and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by the Adviser).

Other Factors and Broader Review

Throughout the year, the Board regularly reviews and assesses the quality of the services that the Funds receive from the Adviser. In this regard, the Board reviews reports of the Adviser in each of its quarterly meetings, which include, among other things, a detailed portfolio review and detailed fund performance reports. In addition, the Board interviews the portfolio managers of the Funds at various times throughout the year.

Board Consideration

After considering the aforementioned factors and based on its deliberations and evaluation of the information provided to it, the Board concluded that re-approval of the Investment Advisory Agreement for each of the Funds was in the best interest of the Funds and their shareholders. Upon a motion duly made and seconded, the following preamble and resolution were unanimously adopted by the Trustees, including the Independent Trustees, voting separately:

WHEREAS, after consideration of such information as the Trustees deemed appropriate, including the matters specified herein, the Board of Trustees (all Trustees voting), and separately by the “non-interested” Trustees as defined in Section 2(a)(19) of the 1940 Act, have determined that the terms of the Master Investment Advisory Agreement dated November 9, 2009 (the “Agreement”) continue to be fair and reasonable and similar to those which could have been obtained through arm’s length negotiations.  The Trustees, pursuant to the advice of counsel regarding their fiduciary duties when re-approving the Agreement, considered, among other things, the following information regarding Firsthand Capital Management, Inc. (the “Adviser”): (a) the experience and capabilities of the Adviser’s portfolio management team; (b) the Adviser’s Form ADV; (c) the current financial condition of the Adviser; (d) the nature, quality, and scope of current and anticipated services provided by the Adviser under the Agreement; (e) the existence of other compensation arrangements with the Adviser; (f) the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement; (g) the experience of the Adviser as investment adviser to investment companies; (h) the personnel of the Adviser who will be responsible for compliance, investment advisory oversight and the performance monitoring of the portfolio management team; (i) a description of the Adviser’s brokerage and portfolio transactions; (j) a summary of total expense ratios, management fees, and performance of the Funds and comparable funds; (k) “fall-out” benefits to the Adviser; (l) information regarding the levels of experience, turnover rates, and compensation of the Adviser’s employees; and (m) a description of the Adviser’s internal compliance policies.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The board of directors has delegated the voting of proxies for the Fund’s portfolio securities to the Investment Adviser pursuant to the Investment Adviser’s proxy voting guidelines. Under these guidelines, the Investment Adviser will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Adviser, or any affiliated person of the Fund or the Investment Adviser, on the other. In such event, provided that the Investment Adviser’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients. If the Investment Adviser determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Adviser’s Portfolio Management Group and/or the Investment Adviser’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL, a copy of the Fund’s Global Corporate Governance & Engagement Principles are attached as Exhibit 99.GLOBAL.CORP.GOV and a copy of the Fund’s Corporate Governance and Proxy Voting Guidelines for U.S. Securities are attached as Exhibit 99.US.CORP.GOV. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at https://firsthandfunds.com/ and (ii) on the SEC’s website at http://www.sec.gov.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders

There have been no material changes to these procedures.

Item 16.	Controls and Procedures.

1.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

2.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation – Not Applicable

Not Applicable

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	February 26, 2025

* Print the name and title of each signing officer under his or her signature.